SUMMARY OF BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Loans granted to stockholders (Note 9)	$ 13	$ 14	$ 26
Management fee payable to stockholders	$ 94	$ 120	$ 26